Stock-based compensation plans	12 Months Ended
Mar. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-based compensation plans
17.	Stock-based compensation plans
The stock-based compensation expense for the fiscal years ended March 31, 2019, 2020 and 2021 was 5,499 million yen, 5,958 million yen and 8,927 million yen, respectively.
Sony has a stock-based compensation incentive plan for selected directors, corporate executive officers and employees in the form of a stock acquisition rights plan. The stock acquisition rights generally have three year graded vesting schedules and are exercisable up to ten years from the date of grant.
The total cash received from exercises under all of the stock acquisition rights plans during the fiscal years ended March 31, 2019, 2020 and 2021 was 12,757 million yen, 7,560 million yen and 12,430 million yen, respectively. Sony issued new shares of common stock or disposed of treasury stock upon exercise of these rights.
The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March
31
,
2019
,
2020
and
2021
was
1,593
yen,
1,864
yen and
2,207
yen, respectively.
The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2019, 2020 and 2021 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2019		2020		2021
Weighted-average assumptions
Risk-free interest rate	1.37%		0.70%		0.17%
Expected lives	5.98	years	5.73	years	5.41	years
Expected volatility *	32.52%		29.30%		26.97%
Expected dividends	0.35%		0.32%		0.34%

*	Expected volatility was based on the historical volatilities of Sony Group Corporation’s common stock over the expected life of the stock acquisition rights.
A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2021 is as follows:

	Fiscal year ended March 31, 2021
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	12,876,700	4,982
Granted	4,534,600	9,221
Exercised	3,178,300	3,911
Forfeited or expired	210,600	6,280

Outstanding at end of the fiscal year	14,022,400	6,653	7.80	68,218

Exercisable at end of the fiscal year	5,800,700	4,535	6.34	38,794

The total intrinsic value of shares exercised under the stock acquisition rights plan during the fiscal years ended March 31, 2019, 2020 and 2021 was 13,325 million yen, 7,575 million yen and 15,202 million yen, respectively.
As of March 31, 2021, there was 9,119 million yen of total unrecognized compensation expense related to nonvested stock acquisition rights. This expense is expected to be recognized over a weighted-average period of 2.06 years.